Future Impact of Recently Issued Accounting Standards not yet in Effect:	12 Months Ended
Dec. 31, 2022
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Future Impact of Recently Issued Accounting Standards not yet in Effect:	Future Impact of Recently Issued Accounting Standards not yet in Effect:
The Company has not applied the following standards, amendments and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements. The Company intends to adopt these standards, if applicable, when they become effective.

Classification of Liabilities as Current or Non-current - Amendments to IAS 1
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:
•What is meant by a right to defer settlement
•That a right to defer must exist at the end of the reporting period
•That classification is unaffected by the likelihood that an entity will exercise its deferral right
•That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively.

The amendments are not expected to have a material impact on the Company.

Definition of Accounting Estimates - Amendments to IAS 8

In February 2021, the IASB issued amendments to IAS 8, in which it introduces a definition of “accounting estimates”. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. .
The amendments are not expected to have a material impact on the Company.

Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2
In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.
The amendments to IAS 1 are applicable for annual periods beginning on or after 1 January 2023. Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments was not necessary.

‘Income Taxes’ Amendments to IAS 12,

On May 7, 2021, the IASB issued amendments to IAS 12 “Income Tax”
The amendments require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments modify paragraphs 15, 22 and 24 of IAS 12, which state that the initial recognition exemption does not apply to operations that at the time of initial recognition give rise to equal taxable and deductible temporary differences.
The amendments are effective for annual reporting periods beginning on or after 1 January 2023.
The amendments are not expected to have a material impact on the Company.

Lease Liability in a Sale and Leaseback - Amendments to IFRS 16

On September 22, 2022 the IASB issued amendments to IFRS 16 “Lease Liability in a Sale and Leaseback”.
The amendments specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.

The amendments are applied retrospectively for annual periods beginning on or after January 1, 2024. Early application is permitted.

Since the Company has not entered into any sale and leaseback transactions in which it acts as lessee, as of the date of issuance of the financial statements, no impacts are expected to arise from the entry into force of these amendments.